Revenue from Contracts with Customers - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Timing of performance obligation	The Company typically receives payment for oil, natural gas and NGL sales within 30 days of the month of delivery for operated properties and within 90 days of the month of delivery for non-operatedproperties.	The Company typically receives payment for oil, natural gas and NGL sales within 30 days of the month of delivery for operated properties and within 90 days of the month of delivery for non-operatedproperties.
Contract with customer accounts receivable	$ 57.7	$ 65.2